Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value$0.0001 per share
Amount Registered | shares	14,559,998
Proposed Maximum Offering Price per Unit	7.4
Maximum Aggregate Offering Price	$ 107,743,985.2
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,373.73
Offering Note
1
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plan as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding ordinary shares.

Represents 14,559,998 ordinary shares reserved for issuance under the AIR Global PLC 2026 Incentive Award Plan (the “Plan”). Certain ordinary shares reserved for issuance under the Plan relate to incentive awards granted to employees of AIR Global PLC (the “Registrant”) and its affiliates prior to the transactions consummated pursuant to that certain Business Combination Agreement, dated as of November 7, 2025 (as amended, the “BCA”), which were assumed by the Registrant under the BCA. Such incentive awards consist of restricted share unit awards and other conditional rights to receive shares of the Registrant subject to performance-based and other vesting restrictions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant’s ordinary shares as reported on The Nasdaq Global Market on November 3, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value$0.0001 per share
Amount Registered | shares	1,810,820
Proposed Maximum Offering Price per Unit	7.4
Maximum Aggregate Offering Price	$ 13,400,068
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,165.81
Offering Note
2
Pursuant to Rule 416 under the Securities Act, this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plan as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding ordinary shares.

Represents 1,810,820 ordinary shares reserved for issuance under the AIR Limited 2021 Employee Share Plan (the “ESP”) and the AIR Limited 2024 Management Incentive Plan (the “MIP”). The ordinary shares reserved for issuance under the ESP and MIP represent shares underlying conditional awards which were assumed by the Registrant under the BCA and remain outstanding and unvested.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant’s ordinary shares as reported on The Nasdaq Global Market on November 3, 2026.